Related party transactions - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associates | Kantar
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 20.9	£ 42.7
United States | Compas
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 233.0	159.7
United States | Compas | Previously Reported
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		£ 88.3